INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE	9 Months Ended
Dec. 31, 2023
Investment In Associate And Convertible Note Receivable
INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE

NOTE 6. INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE

Details of the Company’s associate, Stimunity S.A. (“Stimunity”), as of December 31, 2023 and March 31, 2023 are as follows:

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of December 31, 2023	Voting Rights Held as of March 31, 2023
Associate: Stimunity S.A.	Biotechnology	Paris, France	48.9%	44.0%

The following table is a roll-forward of the Company’s investment in Stimunity as of and for the nine months ended December 31, 2023 and 2022:

	As of and for the Nine Months Ended December 31,
(In thousands)	2023	2022

Balance, beginning of period	$806	$1,673
Share of loss	(226)	(268)
Conversion of Stimunity Convertible Note	429	–
Impairment loss	(557)	–
Balance, end of period	$452	$1,405

The Company accounts for its investment in Stimunity under the equity method and, accordingly, records its share of Stimunity’s earnings or loss based on its ownership percentage. The Company recorded loss in equity in Stimunity of $137,000 and $152,000 for the three months ended December 31, 2023 and 2022, respectively, and $227,000 and $268,000 for the nine months ended December 31, 2023 and 2022, respectively.

Under the Shareholders’ Agreement entered into on June 1, 2020, Portage has (i) a preferential subscription right to maintain its equity interest in Stimunity in the event of a capital increase from the issuance of new securities by Stimunity, except for issuances of new securities for stock options, under a merger plan or for an acquisition, and (ii) the right to vote against any (a) issuances of additional securities that would call for Portage to waive its preferential subscription right, or (b) any dilutive issuance.

On September 12, 2022, the Company funded a €600,000 convertible note (the “Stimunity Convertible Note”) with a maturity date of September 1, 2023 (the “Maturity Date”). The Stimunity Convertible Note provided for simple interest at 7% per annum and provided for automatic conversion into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. Also, the Company was entitled, in certain circumstances, to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%, or if Stimunity completed a financing with a new category of shares (other than Common Shares or Series A shares of Stimunity) for at least €5 million (the “Minimum Raise”), the Company had the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares of Stimunity. Stimunity did not close a financing prior to the Maturity Date. In December 2023, the Company completed a transfer of its equity in Stimunity and the Stimunity Convertible Note to iOx. In connection with that transfer, the Stimunity Convertible Note was converted into 1,768 Class A shares of Stimunity. See Note 16, “Commitments and Contingent Liabilities – Stimunity Convertible Note,” for a further discussion.

As of December 31, 2023, the Company determined that there was an indication of impairment of the investment in Stimunity based upon the inability of Stimunity to obtain financing. The Company recorded a provision of impairment of $0.557 million with respect to the investment in Stimunity, decreasing the carrying value of the investment in Stimunity to $0.452 million at December 31, 2023.